Deferred Taxes - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Asset
Balance at beginning of period	$ 32,191	$ 15,038
Recognized in profit or loss	49,075	11,385	$ 8,351
Recognized in equity	(1,960)	5,494	6,225
Effects of change in foreign exchange rate	(84)	274	462
Balance at end of period	79,222	32,191	15,038
Reconciliation of Changes In Deferred Tax Liability [Abstract]
Balance at beginning of period	(6,438)	(1,487)
Recognized in profit or loss	(2,180)	(5,082)	(1,384)
Effects of change in foreign exchange rate	212	131	(103)
Balance at end of period	$ 8,406	$ (6,438)	$ (1,487)